SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 1,085.0	$ 877.9	$ 786.6
Reserves for losses and loss adjustment expenses	2,607.1	3,134.3	2,448.9
Unearned premiums	4,384.8	3,651.5	3,149.5
Net premiums earned	2,293.7	2,258.1	1,832.6
Net investment income	184.0	190.5	119.5
Losses and loss adjustment expenses	1,089.8	1,155.8	698.8
Policy acquisition expenses	990.1	999.7	723.8
Other operating expenses	96.6	94.3	82.7
Net premiums written	3,008.6	2,394.6	2,136.6
Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	0.0	0.0	0.0
Reserves for losses and loss adjustment expenses	0.0	0.0	0.0
Unearned premiums	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0
Net investment income	184.0	190.5	119.5
Losses and loss adjustment expenses	0.0	0.0	0.0
Policy acquisition expenses	328.8	311.1	225.3
Other operating expenses	96.6	94.3	82.7
Net premiums written	0.0	0.0	0.0
Insurance | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	1,040.5	852.9	764.3
Reserves for losses and loss adjustment expenses	2,107.2	2,514.4	1,663.2
Unearned premiums	4,153.6	3,484.3	3,024.9
Net premiums earned	1,899.4	1,902.4	1,577.0
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	996.5	1,101.5	675.1
Policy acquisition expenses	557.6	604.6	429.1
Other operating expenses	0.0	0.0	0.0
Net premiums written	2,531.9	2,050.4	1,880.5
Reinsurance | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	44.5	25.0	22.3
Reserves for losses and loss adjustment expenses	499.9	619.9	785.7
Unearned premiums	231.2	167.2	124.6
Net premiums earned	394.3	355.7	255.6
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	93.3	54.3	23.7
Policy acquisition expenses	103.7	84.0	69.4
Other operating expenses	0.0	0.0	0.0
Net premiums written	$ 476.7	$ 344.2	$ 256.1